CONFIDENTIAL

NON-PUBLIC

13FCONP 5/15/02

MAY 16 2001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Citigroup Inc.*
Address: 399 Park Avenue
New York, New York 10043

01074976

Form 13F File Number: 28-2427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph B. Wollard
Title: Assistant Secretary
Phone: (212) 559-1000

J. B. Wollard

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Joseph B. Wollard New York, New York May 15, 2001

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

---

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL

CONFIDENTIAL TREATMENT REQUESTED

Form 13F Summary Page
March 31, 2001

Report Summary:

Number of Other Included Managers:	5
Form 13F Information Table Entry Total:	80
Form 13F Information Table Value Total:	$757,589,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-3072	399 Venture Partners, Inc.
2*	28-1876	Associated Madison Companies, Inc.
3	28-6215	Citibank Canada
4	28-5339	Citibank International Plc
5	28-5341	Citibank Investments Limited
6	28-749	Citibank, N.A.
7	28-6217	Citibank (New York State)
8	28-5347	Citibank Overseas Investment Corporation
9	28-1833	Citibank (Switzerland)
10	28-45	Citicorp
11	28-7574	Citicorp Banking Corporation
12	28-6221	Citicorp Funding, Inc.
13	28-6323	Citicorp Strategic Technology Corporation
14	28-1090	Citicorp Venture Capital, Ltd.
15	28-5343	Citigroup Holdings Company
16	28-4024	SSB Citi Fund Management LLC
17*	28-5154	PFS Services, Inc.
18	28-4684	Plaza LLC
19	28-4442	The Robinson-Humphrey Company, LLC
20	28-2568	Salomon Brothers Asset Management Inc.
21	28-7570	Salomon Brothers Europe Limited
22	28-1114	Salomon Brothers Holding Company Inc.
23	28-7568	Salomon Brothers International Limited
24	28-6229	Salomon Brothers UK Equity Limited
25	28-7566	Salomon International LLC
26	28-1109	Salomon Smith Barney Holdings Inc.
27	28-541	Salomon Smith Barney Inc.
28	28-3197	SAMBA Capital Management International Limited
29	28-7564	Saudi American Bank
30	28-5476	Smith Barney Corporate Trust Company
31	28-6251	Citigroup Asset Management Limited (formerly SSB Citi Asset Management Limited)
32	28-3308	Travelers Asset Management International Company LLC
33	28-5774	Travelers Property Casualty Corp.
34	28-4686	The Travelers Indemnity Company
35*	28-1299	The Travelers Insurance Company
36*	28-4152	The Travelers Insurance Group Inc.
37	28-2551	The Travelers Investment Management Company
38*	28-6022	Tribeca Management, L.L.C.

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 03/31/01

CONFIDENTIAL

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 05/30/01)											
ALZA CORP	EQU	022615108000	12,300	300,000		X		2,17,35,36,38			300,000
AMERICAN GENERAL CORP	EQU	026351106000	6,806	184,300		X		2,17,35,36,38			184,300
*** BIOCHEM PHARMA INC	EQU	09058T108001	14,907	500,000		X		2,17,35,36,38			500,000
BLUE WAVE SYSTEMS INC	EQU	096081104000	297	50,000		X		2,17,35,36,38			50,000
CIT GROUP INC CLASS A	EQU	125577106000	10,143	350,000		X		2,17,35,36,38			350,000
CENTURY SOUTH BKS INC	EQU	156683104000	3,393	105,000		X		2,17,35,36,38			105,000
CHRIS CRAFT INDUSTRIES INC	EQU	170520100000	14,096	225,000		X		2,17,35,36,38			225,000
CITADEL COMMUNICATIONS CORP	EQU	172853202000	3,703	150,000		X		2,17,35,36,38			150,000
FRITZ COS INC	EQU	358846103000	3,506	330,000		X		2,17,35,36,38			330,000
GEORGIA PAC CORP COM TIMBER	EQU	373298702000	1,724	60,000		X		2,17,35,36,38			60,000
HARCOURT GENERAL INC	EQU	41163G101000	8,378	150,000		X		2,17,35,36,38			150,000
HONEYWELL INTL INC	EQU	438516106000	8,096	200,000		X		2,17,35,36,38			200,000
IMRGLOBAL CORPORATIONS	EQU	45321W106000	550	100,000		X		2,17,35,36,38			100,000
INTERMEDIA COMMUNICATION INC	EQU	458801107000	9,727	625,000		X		2,17,35,36,38			625,000
KENT ELECTRONICS CORP	EQU	490553104000	1,684	100,000		X		2,17,35,36,38			100,000
M S CARRIERS INC	EQU	553533100000	5,654	195,400		X		2,17,35,36,38			195,400
PROFESSIONAL GROUP INC (NEW)	EQU	742954100000	3,617	150,700		X		2,17,35,36,38			150,700
RALSTON PURINA GROUP	EQU	751277302000	10,850	350,000		X		2,17,35,36,38			350,000
SILICON VALLEY GROUP INC	EQU	827066101000	5,723	227,200		X		2,17,35,36,38			227,200
SODEXHO MARRIOTT SVCS INC	EQU	833793102000	876	29,500		X		2,17,35,36,38			29,500
TEXACO INC	EQU	881694103000	14,625	225,000		X		2,17,35,36,38			225,000
TOSCO CORPORATION NEW	EQU	891490302000	14,263	350,000		X		2,17,35,36,38			350,000
TRUE NORTH COMMUNICATIONS INC	EQU	897844106000	209	5,500		X		2,17,35,36,38			5,500
*** UNITED DOMINION INDS LTD	EQU	909914103001	3,869	186,000		X		2,17,35,36,38			186,000
VIRGINIA CAPITAL BANCSHARES	EQU	927758102000	2,400	130,600		X		2,17,35,36,38			130,600
VOICESTREAM WIRELESS CORP	EQU	928615103000	12,713	139,035		X		2,17,35,36,38			139,035
WILLAMETTE INDUSTRIES INC	EQU	969133107000	4,590	100,000		X		2,17,35,36,38			100,000
WISCONSIN CENTRAL TRANSPORTATI	EQU	976592105000	2,400	150,000		X		2,17,35,36,38			150,000

TOTAL MARKET VALUE FOR THIS PAGE 181,099

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 03/31/01

CONFIDENTIAL

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	(C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 03/31/02)											
*** AT&T CANADA INC	EQU	00207Q202001	1,515	52,000		X		2,17,35,36,38			52,000
GPU INC	EQU	36225X100000	7,084	220,000		X		2,17,35,36,38			220,000
TOTAL MARKET VALUE FOR THIS PAGE				8,599							

CONFIDENTIAL

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 03/31/01

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	SHARED (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
STRATEGY: LONG-TERM ARBITRAGE & CONVERGENCE											
*** GLOBAL CROSSING CONV PFD	EQU	G3921A126001	944	18,200		X		2,17,35,36,38			18,200
*** GLOBAL CROSSING LTD 6.75%	EQU	G3921A134001	21,825	144,300		X		2,17,35,36,38			144,300
*** LORAL SPACE & COMMNS 6%	EQU	G56462149001	6,941	667,795		X		2,17,35,36,38			667,795
AETHER SYSTEMS CONV	COR	00808VAA30B0	7,479	15,500,000		X		2,17,35,36,38			15,500,000
AKAMAI TECHNOLOGIES INC	COR	00971TAA90B0	10,416	27,500,000		X		2,17,35,36,38			27,500,000
AKAMAI TECH CONV	COR	00971TAC50B0	3,598	9,500,000		X		2,17,35,36,38			9,500,000
ALLERGAN INC CONV	COR	018490AA00B0	4,890	8,000,000		X		2,17,35,36,38			8,000,000
ALLERGEN CONV ZERO CPN	COR	018490AB80B0	1,223	2,000,000		X		2,17,35,36,38			2,000,000
ALLIED RISER COMMUNICATIONS	COR	019496AA60B0	1,960	8,000,000		X		2,17,35,36,38			8,000,000
AVIRON SUB NT CV	COR	053762AD20B0	2,993	3,500,000		X		2,17,35,36,38			3,500,000
CV THERAPEUTICS	COR	126667AB00B0	11,278	16,495,000		X		2,17,35,36,38			16,495,000
*** CELESTICA INC CONV NOTES	COR	15101QAA60B1	21,933	62,000,000		X		2,17,35,36,38			62,000,000
CHARTER COMM INC CONV	COR	16117MAA50B0	6,973	5,928,000		X		2,17,35,36,38			5,928,000
CHARTER COMM INC CV	COR	16117MAB30B0	14,788	12,572,000		X		2,17,35,36,38			12,572,000
CIENA CORP CONV	COR	171779AA90B0	32,163	41,500,000		X		2,17,35,36,38			41,500,000
CONEXANT SYS INC SR SUB NT CV	COR	207142AB60B0	5,670	8,415,000		X		2,17,35,36,38			8,415,000
CURAGEN CORP CONV	COR	23126RAA90B0	10,322	14,825,000		X		2,17,35,36,38			14,825,000
DIAMOND OFFSHORE DRILLING INC	COR	25271CAB80B0	2,005	4,000,000		X		2,17,35,36,38			4,000,000
DIGITAL IS INC DEL	COR	25385NAA90B0	200	700,000		X		2,17,35,36,38			700,000
E TRADE GROUP	COR	269246AA20R0	9,154	17,190,000		X		2,17,35,36,38			17,190,000
E TRADE GROUP	COR	269246AB00R0	26,524	49,810,000		X		2,17,35,36,38			49,810,000
EL PASO CORPORATION CONV	COR	28336LAA70B0	44,000	100,000,000		X		2,17,35,36,38			100,000,000
EMCOR GROUP INC CV SUB NOTES	COR	29084QAC40B0	3,506	3,000,000		X		2,17,35,36,38			3,000,000
GILEAD SCIENCES INC CV	COR	375558AB90B0	2,655	3,000,000		X		2,17,35,36,38			3,000,000
HUMAN GENOME CONV	COR	444903AF50B0	22,413	23,500,000		X		2,17,35,36,38			23,500,000
IMCLONE SYS INC CV	COR	45245WAD10B0	7,256	9,000,000		X		2,17,35,36,38			9,000,000
INHALE THERAPEUTICS INC CONV	COR	457191AG90B0	4,793	7,810,000		X		2,17,35,36,38			7,810,000
INHALE THERAPEUTICS INC CONV	COR	457191AH70B0	13,042	21,250,000		X		2,17,35,36,38			21,250,000
INTERLIANT INC CONV	COR	458742AA10B0	2,545	9,740,000		X		2,17,35,36,38			9,740,000
INTL RECTIFIER CONV	COR	460254AD70B0	4,044	5,000,000		X		2,17,35,36,38			5,000,000
INTL RECTIFIER CORP CONV	COR	460254AE50B0	7,279	9,000,000		X		2,17,35,36,38			9,000,000
LATTICE SEMICONDUCTOR CORP SUB	COR	518415AC80R0	5,400	5,000,000		X		2,17,35,36,38			5,000,000
MANUGISTICS GROUP INC CONV	COR	565011AA10B0	1,448	2,000,000		X		2,17,35,36,38			2,000,000
*** NATIONAL AUSTRALIA BK LTD	EQU	632525309001	7,442	274,600		X		2,17,35,36,38			274,600
NETWORK PLUS CONV PFD 7.50%	EQU	64122D605000	538	50,000		X		2,17,35,36,38			50,000
PERKINELMER INC CONV	COR	714046AA70B0	10,225	20,000,000		X		2,17,35,36,38			20,000,000
PROVIDIAN FINANCIAL CORP CONV	COR	74406AAB80R0	4,063	10,000,000		X		2,17,35,36,38			10,000,000
REDBACK NETWORKS INC CV	COR	757209AB70B0	6,890	11,803,000		X		2,17,35,36,38			11,803,000
SANMINA CORP CV ZERO CPN	COR	800907AC10B0	11,970	36,000,000		X		2,17,35,36,38			36,000,000
SEMTECH CORP CONV -REG-	COR	816850AD30R0	10,575	12,000,000		X		2,17,35,36,38			12,000,000

TOTAL MARKET VALUE FOR THIS PAGE 373,363

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 03/31/01

CONFIDENTIAL

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	SHARED (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
SEPRACOR INC SUB DEB CONV	COR	817315AH70B0	27,180	36,000,000	X			2,17,35,36,38			36,000,000
SEPRACOR INC CONV	COR	817315AL80B0	37,800	63,000,000	X			2,17,35,36,38			63,000,000
SOLECTRON CORP CONV	COR	834182AK30B0	37,031	75,000,000	X			2,17,35,36,38			75,000,000
SOLECTRON CORP CONV	COR	834182AL10B0	38,028	90,000,000	X			2,17,35,36,38			90,000,000
*** TELEFONOS DE MEXICO SA DE	COR	879403AD50B1	10,530	9,000,000	X			2,17,35,36,38			9,000,000
TYCO INTL LTD CONV	COR	902124AC00B0	25,594	35,000,000	X			2,17,35,36,38			35,000,000
USTINTERNETWORKING INV CV SUB	COR	917311AH50B0	8,750	25,000,000	X			2,17,35,36,38			25,000,000
VIMPELCOM CONV	COR	927185AA60B0	6,197	7,500,000	X			2,17,35,36,38			7,500,000
WESTERN DIGITAL CORP CV S/D	COR	958102AH80B0	469	1,575,000	X			2,17,35,36,38			1,575,000
XO COMMUNICATIONS INC CONV SUB	COR	983764AA90R0	2,949	7,000,000	X			2,17,35,36,38			7,000,000
TOTAL MARKET VALUE FOR THIS PAGE				194,528							
TOTAL				757,589							